Share of Associates and Joint Ventures' Profit (Loss) (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of share of associates and joint ventures’ profit (loss) [Abstract]
Disclosure of share of associates and joint ventures’ profit (loss)

	US Dollars
Figures in millions	2019	2018	2017

Revenue	616	582	454
Operating costs and other expenses	(452)	(472)	(471)
Net interest received (paid)	10	(8)	1
Profit (loss) before taxation	174	102	(16)
Taxation	(35)	(9)	23
Profit (loss) after taxation	139	93	7
Impairment reversal of investments in associates (1)	23	15	13
Impairment reversal of investments in joint ventures (note 19)	6	14	2
Share of associates and joint ventures’ profit (loss) (note 32)	168	122	22
(1) Based on the results and financial position of Rand Refinery (Pty) Limited, an impairment reversal was recognised.